5 Adoption of new procedures, amendments to and interpretations of existing standards issued (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax And Social Contribution
Schedule of new standards adopted

The Company applied amendments and new interpretations to IFRS as issued by IASB, which were effective for accounting periods beginning on or after January 1, 2019. The main new standards adopted are the following:

Statement	Description	Effective date
IFRS 16 – Leases (“IFRS16”)

IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to recognize most leases on the balance sheet.

Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors will continue to classify leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 does not have an impact for leases where the Company is the lessor.

See Note 5.1.1 for the impact.

01/01/2019
IFRIC 23 - Uncertainty over Income Tax treatment (“IFRIC23”)

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty.

that affects the application of IAS 12 Income Taxes. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments.

See Note 5.1.2 for the impact.

01/01/2019
Amendments to IFRS 3 – Business Combinations (*)	They clarify that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input of resources and a substantive process that, together, contribute significantly to the ability to generate output of resources.	01/01/2020
IAS 1: Definition of material omission	Aligns the definition of omission in all standards defining what information is material if its omission, distortion or obscuration can reasonably influence decisions that the main users of the general purpose financial statements make based on these financial statements, which provide financial information about a specific report of the entity.	01/01/2020
Amendments to IAS39, IFRS7 and IFRS9: Reference Interest Rate Reform	The amendments to Pronouncements IAS 39, IFRS 7 and IFRS 9 provide exemptions that apply to all protection relationships directly affected by the reference interest rate reform. A protective relationship is directly affected if the reform raises uncertainties about the period or the value of cash flows based on the reference interest rate of the hedge object item or hedge instrument.	01/01/2020
Review of Conceptual Frameword	Concepts and guidelines on presentation and disclosure, measurement bases, financial report objectives and useful information.	01/01/2020
Benefits provided to lessees in connection with the COVID-19 pandemic	As a practical expedient, the lessee may choose not to assess whether a Covid-19 Related Benefit Granted to Lessee under a Lease Agreement is a modification of the lease. The Company does not use this practical expedient.	01/01/2020 (Published on 07/07/2020)

(*) Applicable for acquisitions concluded after January 1, 2020.

Schedule of consolidated financial statements

The adjustments arising from adoption of IFRS 16 for each period presented in the consolidated financial statements are detailed as follows:

	As of January 1, 2017
Balance sheet	Originally apresented	IFRS 16 Effects	After IFRS 16

Other accounts receivable	164	(13)	151
Total current assets	2,447	(13)	2,434

Other accounts receivable	226	(25)	201
Deferred income tax and social contribution	—	36	36
Property and equipment, net	2,111	675	2,786
Total noncurrent assets	3,299	686	3,985
Total assets	5,746	673	6,419

Borrowings and financing	2,160	(4)	2,156
Leasing liabilities	—	54	54
Total current liabilities	2,959	50	3,009

Leasing liabilities	—	693	693
Total noncurrent liabilities	458	693	1,151

Total liabilities	3,417	743	4,160

Total shareholders' equity	2,329	(70)	2,259
Total liabilities and shareholders' equity	5,746	673	6,419

Balance sheet	As of January 1, 2018
	Originally presented	IFRS 16 Effects	After IFRS 16
Other accounts receivable	42	(15)	27
Total current assets	3,107	(15)	3,092

Other accounts receivable	229	(36)	193
Deferred income tax and social contribution	1	46	47
Property and equipment, net	2,825	900	3,725
Total noncurrent assets	4,229	910	5,139
Total assets	7,336	895	8,231

Borrowings and financing	27	(5)	22
Lease liabilities	—	65	65
Other current liabilities	72	(6)	66
Total current liabilities	3,327	54	3,381

Borrowings and financing	460	(9)	451
Lease liabilities	—	944	944
Total noncurrent liabilities	891	935	1,826

Total liabilities	4,218	989	5,207
Total shareholders’ equity	3,118	(94)	3,024
Total liabilities and shareholders’ equity	7,336	895	8,231

Balance sheet	As of December 31, 2018
	Originally presented	Effects IFRS 16	After IFRS 16
Other accounts receivable	64	(30)	34
Total current assets	4,228	(30)	4,198

Other accounts receivable	43	(43)	—
Property and equipment, net	3,603	1,052	4,655
Total noncurrent assets	5,726	1,009	6,735
Total assets	9,954	979	10,933

Borrowings and financing	680	(4)	676
Lease liabilities	—	81	81
Taxes and social contributions payable	127	1	128
Other current liabilities	143	(18)	125
Total current liabilities	5,065	60	5,125

Borrowings and financing	107	(5)	102
Deferred income tax and social contribution	323	(58)	265
Lease liabilities	—	1,099	1,099
Total noncurrent liabilities	680	1,036	1,716

Total liabilities	5,745	1,096	6,841
Total shareholders' equity	4,209	(117)	4,092
Total liabilities and shareholders' equity	9,954	979	10,933

Statement of operations	For the year ended December 31, 2018
	Originally presented	IFRS 16 Effects	After IFRS 16
Gross Profit	4,172	—	4,172
Expenses, net
Selling expenses	(2,057)	149	(1,908)
General and administrative expenses	(278)	3	(275)
Depreciation and amortization	(234)	(79)	(313)
Other operating expenses, net	(8)	5	(3)
Operating profit before financial result	1,595	78	1,673
Net financial result	(7)	(113)	(120)
Earnings before income tax and social contribution	1,588	(35)	1,553
Income tax and social contribution	(489)	12	(477)
Net income for the period	1,099	(23)	1,076

Statement of cash flows	For the year ended December 31, 2018
	Originally presented	IFRS 16 Effects	After IFRS 16
Net income for the year	1,099	(23)	1,076
Deferred income tax and social contribution	188	(13)	175
Loss on disposal of property and equipment	39	11	50
Depreciation and amortization	244	97	341
Interest and monetary variation	47	124	171
Gain on leasing liability write-off	—	(15)	(15)
Other assets	(67)	22	(45)
Other liabilities	71	(8)	63
Payment of borrowings and financing	(206)	5	(201)
Leasing liabilities payments	—	(200)	(200)

Schedule of new standards, amendments and interpretations issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company has not yet adopted these new and amended standards and interpretations.

Accounting pronouncement	Description	Effective for annual periods beginning on or after
Amendments to IAS1: Classification of liabilities as current and non-current	Specify the requirements for classifying the liability as current or non-current. The amendments clarify: which means a right to postpone liquidation; that the right to postpone must exist on the base date of the report; that this classification is not affected by the likelihood that an entity will exercise its right to postpone; and that only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification.	01/01/2023